Average Annual Total Returns - Bank UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	Dow Jones U.S. BanksSM Index OneYear		Dow Jones U.S. BanksSM Index FiveYears		Dow Jones U.S. BanksSM Index TenYears		Dow Jones U.S. BanksSM Index InceptionDate
Total	55.99%	13.62%	12.82%	Sep. 04, 2001	55.85%	13.52%	12.77%	33.25%	10.92%	10.77%	54.49%	12.48%	11.71%	Sep. 04, 2001	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	38.86%	[1]	12.09%	[1]	11.78%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.